UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-01435

AMCAP Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: August 31, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

AMCAP Fund

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Semi-annual report for the six months ended August 31, 2009

AMCAP Fund® seeks long-term growth of capital by investing primarily in U.S. companies with a record of above-average growth.

This fund is one of the 30 American Funds. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2009 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge

Average annual total return	—	0.81%	2.75%
Cumulative total return	–4.42%	4.12%	31.10%

The total annual fund operating expense ratio was 0.81% for Class A shares for the 12 months ended September 30, 2009. Note that the expense ratio shown above differs from those shown in the Financial Highlights table on pages 22 to 28 and the Expense Example on pages 29 and 30, which are annualized for the six-month period ended August 31, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 22 to 28 for details.

Results for other share classes can be found on page 31.

Equity investments are subject to market fluctuations. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

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U.S. stocks rallied sharply during the past six months ended August 31, 2009, as the global financial crisis eased and signs of recovery emerged. Today the U.S. economy has improved but is far from vigorous. A number of fundamental issues in the economy and the markets have yet to be resolved.

AMCAP posted a total return of 46.0% for the six months ended August 31, exceeding the 40.5% total return of the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of mostly large U.S. stocks. AMCAP also outpaced the 45.0% total return of the Lipper Multi-Cap Core Funds Index and the 41.6% total return of the Lipper Growth Funds Index.

While we are pleased to report AMCAP’s strong returns, it is worth pointing out that the past six-month period began just before the market lows and ended close to the near-term market highs. In many ways, this period reflects a bounce back from the deep pessimism of the period leading up to the market’s low on March 9. Progress in the overall market from here will depend on how fast and how pervasively the signs of recovery turn into broad fundamental improvement.

Over the longer term, AMCAP continued to exceed the S&P 500 and the fund’s two Lipper peer-group indexes by a significant margin. For its 42-year lifetime, AMCAP provided an average annual return of 11.1%, outpacing the 9.2% of the S&P 500, the 9.0% of the Lipper Multi-Cap Core Funds Index and the 8.2% of the Lipper Growth Funds Index. The table below shows cumulative returns during selected periods. Note that the 10-year period encompasses two of the most severe declines in the postwar period.

Cumulative total returns

For periods ended August 31, 2009	Six months	1 year	5 years	10 years

AMCAP (Class A shares)	46.0%	–10.1%	8.9%	33.5%
Standard & Poor’s 500 Composite Index*	40.5	–18.2	2.5	–7.7
Lipper Multi-Cap Core Funds Index†	45.0	–17.0	9.2	9.7
Lipper Growth Funds Index†	41.6	–19.7	0.6	–17.5

*The S&P 500 is unmanaged, and its results do not reflect the effect of sales charges, commissions or expenses.
†Lipper indexes do not include the effect of sales charges.

Investment results analysis
The past six months ended August 31 was a very strong period for AMCAP. Many stocks bounced back from steep price losses in fiscal 2009 ended February 28, one of the most difficult periods in the fund’s history. Information technology is the fund’s largest industry sector, with 27.5% of the investment portfolio, followed by consumer discretionary stocks (16.3%), health care (11.9%), industrials (11.8%), financials (7.4%), energy (6.6%) and consumer staples (5.7%). AMCAP had 7.1% of its portfolio in cash and equivalents as of August 31.

Looking ahead
Signs of an economic recovery in the United States are clear, but uncertainties about the pace and strength of the upturn still exist. Unemployment remains high, and consumer spending has not yet returned to healthy levels. Personal and government debt levels remain high. Loan problems in commercial real estate continue, though there appears to be a recovery beginning in many residential real estate markets.

There is uncertainty about rising taxes and health care. Until these issues are resolved, small businesses may find it difficult to move forward with construction of new plants or make other major capital expenditures. Consumers may take some time to rebuild their balance sheets. Thus, this recovery may take longer than many previous recoveries and be more fragile than past upturns.

As the recovery continues, it is easy to get caught up in the minute-by-minute media coverage of fluctuating news and stock prices. But it is important to realize that underlying the sometimes volatile stock prices are real companies that provide real goods and services, with managements that are working hard, seeking long-term growth and fundamental strength. It’s good to remember that these are the types of companies we have in AMCAP.

At AMCAP, we are pleased to have a large and experienced team of analysts and portfolio counselors to carefully monitor economic conditions, industries and companies during this challenging time. As usual, we will continue to follow our long-term strategy of investing in quality growth companies at attractive prices.

We thank you for taking a long-term perspective on your mutual fund investments and for your continued support of AMCAP Fund.

Cordially,

/s/ Claudia P. Huntington

Claudia P. Huntington
Vice Chairman of the Board

/s/ Timothy D. Armour

Timothy D. Armour
President

October 13, 2009

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, August 31, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Percent of
Industry sector diversification	net assets

Information technology	27.51
Consumer discretionary	16.27
Health care	11.91
Industrials	11.77
Financials	7.40
Other industries	18.03
Short-term securities & other assets less liabilities	7.11
[end pie chart]

			Percent
		Value	of net
Common stocks - 92.89%	Shares	(000)	assets

Information technology - 27.51%
Microsoft Corp.	20,295,000	$500,272	2.71%
Oracle Corp.	17,920,000	391,910	2.12
Accenture Ltd, Class A	10,060,000	331,980	1.80
Yahoo! Inc. (1)	21,395,000	312,581	1.69
SAP AG (2)	5,163,300	252,375	1.37
Cisco Systems, Inc. (1)	11,669,300	252,057	1.37
Google Inc., Class A (1)	527,300	243,439	1.32
Hewlett-Packard Co.	5,400,000	242,406	1.31
Corning Inc.	15,260,000	230,121	1.25
Apple Inc. (1)	1,250,000	210,262	1.14
Automatic Data Processing, Inc.	4,100,000	157,235	.85
MasterCard Inc., Class A	725,000	146,907	.80
Intel Corp.	7,000,000	142,240	.77
Logitech International SA (1)	7,581,556	138,591	.75
Other securities		1,522,685	8.26
		5,075,061	27.51

Consumer discretionary - 16.27%
Omnicom Group Inc.	7,951,000	288,780	1.57
Target Corp.	5,795,600	272,393	1.48
Johnson Controls, Inc.	10,621,700	263,099	1.43
Lowe's Companies, Inc.	10,999,700	236,494	1.28
YUM! Brands, Inc.	5,976,000	204,678	1.11
Best Buy Co., Inc.	5,400,000	195,912	1.06
Time Warner Inc.	6,300,000	175,833	.95
O'Reilly Automotive, Inc. (1)	3,819,800	146,222	.79
Staples, Inc.	6,565,000	141,870	.77
Carnival Corp., units	4,725,200	138,212	.75
Other securities		937,158	5.08
		3,000,651	16.27

Health care - 11.91%
Medtronic, Inc.	10,030,000	384,149	2.08
McKesson Corp.	4,600,000	261,556	1.42
WellPoint, Inc. (1)	4,000,000	211,400	1.15
Aetna Inc.	6,313,700	179,940	.97
Hologic, Inc. (1)	9,370,000	154,137	.83
Roche Holding AG (2)	865,000	137,798	.75
Other securities		868,079	4.71
		2,197,059	11.91

Industrials - 11.77%
Precision Castparts Corp.	3,921,621	357,966	1.94
General Dynamics Corp.	4,365,000	258,364	1.40
Robert Half International Inc.	7,359,000	193,468	1.05
Manpower Inc.	3,506,000	181,260	.98
United Technologies Corp.	2,850,000	169,176	.92
United Parcel Service, Inc., Class B	2,820,000	150,757	.82
CSX Corp.	3,242,115	137,790	.75
Union Pacific Corp.	2,303,300	137,760	.74
Other securities		584,707	3.17
		2,171,248	11.77

Financials - 7.40%
Capital One Financial Corp.	7,251,200	270,397	1.47
American Express Co.	7,500,000	253,650	1.37
Bank of New York Mellon Corp.	7,136,000	211,297	1.15
JPMorgan Chase & Co.	3,700,000	160,802	.87
Other securities		467,932	2.54
		1,364,078	7.40

Energy - 6.63%
Schlumberger Ltd.	5,740,000	322,588	1.75
FMC Technologies, Inc. (1)	3,420,000	163,134	.88
Other securities		736,925	4.00
		1,222,647	6.63

Consumer staples - 5.68%
PepsiCo, Inc.	3,042,481	172,418	.93
Walgreen Co.	4,700,000	159,236	.86
L'Oréal SA (2)	1,450,000	143,079	.78
Other securities		572,886	3.11
		1,047,619	5.68

Materials - 2.02%
Other securities		372,986	2.02

Other - 0.56%
Other securities		102,402	.56

Miscellaneous - 3.14%
Other common stocks in initial period of acquisition		579,831	3.14

Total common stocks (cost: $15,380,861,000)		17,133,582	92.89

Convertible securities - 0.00%

Miscellaneous - 0.00%
Other convertible securities in initial period of acquisition		583	.00

Total convertible securities (cost: $230,000)		583	.00

	Principal amount
Short-term securities - 7.41%	(000)

Freddie Mac 0.20%-0.70% due 9/14/2009-5/17/2010	$433,000	432,815	2.35
U.S. Treasury Bills 0.161%-0.39% due 9/15/2009-2/4/2010	321,100	321,027	1.74
Federal Home Loan Bank 0.145-0.56% due 9/2-11/25/2009	243,553	243,506	1.32
Other securities		369,329	2.00

Total short-term securities (cost: $1,366,560,000)		1,366,677	7.41

Total investment securities (cost: $16,747,651,000)		18,500,842	100.30
Other assets less liabilities		(56,068)	(.30)

Net assets		$18,444,774	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $188,495,000, which represented 1.02% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio.  Further details on these holdings and related transactions during the six months ended August 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/09 (000)
Harman International Industries, Inc.	3,320,000	755,900	-	4,075,900	$-	$122,236
Tractor Supply Co.1	1,525,000	500,000	-	2,025,000	-	95,296
Bare Escentuals, Inc.1	5,735,000	-	-	5,735,000	-	53,221
Portfolio Recovery Associates, Inc. 1	975,391	17,609	-	993,000	-	43,613
Medicis Pharmaceutical Corp., Class A3	3,625,000	-	3,625,000	-	250	-
Williams-Sonoma, Inc.3	6,174,900	173,100	4,448,000	1,900,000	1,524	-
					$1,774	$314,366

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $779,800,000, which represented 4.23% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Unaffiliated issuer at 8/31/2009.

See Notes to Financials Statements

Financial statements

Statement of assets and liabilities		unaudited
at August 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $16,336,489)	$18,186,476
Affiliated issuers (cost: $411,162)	314,366	$18,500,842
Cash		121
Receivables for:
Sales of investments	13,520
Sales of fund's shares	22,039
Dividends and interest	25,860	61,419
		18,562,382

Liabilities:
Payables for:
Purchases of investments	62,124
Repurchases of fund's shares	32,918
Investment advisory services	5,080
Services provided by affiliates	13,665
Directors' deferred compensation	1,664
Other	2,157	117,608
Net assets at August 31, 2009		$18,444,774

Net assets consist of:
Capital paid in on shares of capital stock		$19,941,299
Undistributed net investment income		47,294
Accumulated net realized loss		(3,297,152)
Net unrealized appreciation		1,753,333
Net assets at August 31, 2009		$18,444,774

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 2,000,000 shares, $1.00 par value (1,231,646 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$12,237,741	812,457	$15.06
Class B	654,916	45,224	14.48
Class C	1,017,691	70,823	14.37
Class F-1	1,376,491	91,757	15.00
Class F-2	257,221	17,041	15.09
Class 529-A	425,151	28,322	15.01
Class 529-B	68,324	4,715	14.49
Class 529-C	121,997	8,416	14.50
Class 529-E	24,713	1,665	14.85
Class 529-F-1	17,412	1,159	15.02
Class R-1	35,818	2,452	14.61
Class R-2	356,984	24,457	14.60
Class R-3	507,865	34,120	14.88
Class R-4	385,758	25,727	14.99
Class R-5	652,182	43,128	15.12
Class R-6	304,510	20,183	15.09

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $15.98 and $15.93, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended August 31, 2009	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S.
taxes of $2,607; also includes
$1,774 from affiliates)	$120,350
Interest	2,439	$122,789

Fees and expenses*:
Investment advisory services	26,809
Distribution services	25,512
Transfer agent services	11,652
Administrative services	4,572
Reports to shareholders	968
Registration statement and prospectus	2,677
Directors' compensation	660
Auditing and legal	44
Custodian	116
State and local taxes	1
Other	642	73,653
Net investment income		49,136

Net realized loss and unrealized appreciation
on investments and currency:
Net realized (loss) gain on:
Investments (including $105,659 net loss from affiliates)	(994,249)
Currency transactions	80	(994,169)
Net unrealized appreciation on:
Investments	6,774,363
Currency translations	199	6,774,562
Net realized loss and unrealized appreciation
on investments and currency		5,780,393
Net increase in net assets resulting
from operations		$5,829,529

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended August 31, 2009*	Year ended February 28, 2009
Operations:
Net investment income	$49,136	$188,389
Net realized loss on investments and currency transactions	(994,169)	(2,303,365)
Net unrealized appreciation (depreciation) on investments and currency translations	6,774,562	(7,434,726)
Net increase (decrease) in net assets resulting from operations	5,829,529	(9,549,702)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(181,053)	-
Distributions from net realized gain on investments	-	(938,078)
Total dividends and distributions paid to shareholders	(181,053)	(938,078)

Net capital share transactions	(218,209)	(1,160,523)

Total increase (decrease) in net assets	5,430,267	(11,648,303)

Net assets:
Beginning of period	13,014,507	24,662,810
End of period (including undistributed
net investment income: $47,294 and $179,211, respectively)	$18,444,774	$13,014,507

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
       unaudited

1. Organization and significant accounting policies

Organization – AMCAP Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing primarily in U.S. companies with a record of above-average growth.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Effective April 21, 2009, Class B and 529-B shares of the fund are no longer available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the U.S. or abroad.

The prices of securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

Non-U.S. taxation – Dividend income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 28, 2009, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$180,952
Post-October currency loss deferrals (realized during the period November 1, 2008, through February 28, 2009)*	(181)
Capital loss carryforward expiring 2017†	(860,717)
Post-October capital loss deferrals (realized during the period November 1, 2008, through February 28, 2009)*	(1,442,045)

* These deferrals are considered incurred in the subsequent year.
†The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of August 31, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$3,073,026
Gross unrealized depreciation on investment securities	(1,320,019)
Net unrealized appreciation on investment securities	1,753,007
Cost of investment securities	16,747,835

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months August 31, 2009			Year ended February 28, 2009
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$132,921	$-	$132,921	$-	$621,109	$621,109
Class B	1,312	-	1,312	-	39,384	39,384
Class C	2,279	-	2,279	-	58,353	58,353
Class F-1	14,462	-	14,462	-	92,611	92,611
Class F-2*	2,791	-	2,791	-	-	-
Class 529-A	4,608	-	4,608	-	18,357	18,357
Class 529-B	204	-	204	-	3,329	3,329
Class 529-C	395	-	395	-	5,770	5,770
Class 529-E	205	-	205	-	1,043	1,043
Class 529-F-1	230	-	230	-	749	749
Class R-1	166	-	166	-	1,617	1,617
Class R-2	1,184	-	1,184	-	16,318	16,318
Class R-3	3,791	-	3,791	-	27,709	27,709
Class R-4	4,322	-	4,322	-	16,070	16,070
Class R-5	9,204	-	9,204	-	35,659	35,659
Class R-6†	2,979	-	2,979	-	-	-
Total	$181,053	$-	$181,053	$-	$938,078	$938,078

*Class F-2 was offered beginning August 1, 2008.
†Class R-6 was offered beginning May 1, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.290% on such assets in excess of $27 billion. For the six months ended August 31, 2009, the investment advisory services fee was $26,809,000, which was equivalent to an annualized rate of 0.331% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended August 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$12,465	$11,052	Not applicable	Not applicable	Not applicable
Class B	2,985	600	Not applicable	Not applicable	Not applicable
Class C	4,490	Included in administrative services	$675	$157	Not applicable
Class F-1	1,482		797	83	Not applicable
Class F-2	Not applicable		113	6	Not applicable
Class 529-A	386		267	49	$184
Class 529-B	302		44	14	30
Class 529-C	527		77	22	53
Class 529-E	53		16	3	11
Class 529-F-1	-		11	2	8
Class R-1	153		19	9	Not applicable
Class R-2	1,153		231	579	Not applicable
Class R-3	1,105		330	171	Not applicable
Class R-4	411		236	9	Not applicable
Class R-5	Not applicable		320	3	Not applicable
Class R-6*	Not applicable		43	-†	Not applicable
Total	$25,512	$11,652	$3,179	$1,107	$286
*Class R-6 was offered beginning May 1, 2009.
† Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $660,000, shown on the accompanying financial statements, includes $218,000 in current fees (either paid in cash or deferred) and a net increase of $442,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$4,757,568	$317,493	*	$-	$5,075,061
Consumer discretionary	2,976,669	23,982	*	-	3,000,651
Health care	2,030,840	166,219	*	-	2,197,059
Industrials	2,102,469	68,779	*	-	2,171,248
Financials	1,364,078	-		-	1,364,078
Energy	1,222,647	-		-	1,222,647
Consumer staples	904,540	143,079	*	-	1,047,619
Materials	372,986	-		-	372,986
Other	102,402	-		-	102,402
Miscellaneous	519,583	60,248	*	-	579,831
Convertible securities	583	-		-	583
Short-term securities	-	1,366,677		-	1,366,677
Total	$16,354,365	$2,146,477		$-	$18,500,842

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $779,800,000 of investment securities were classified as Level 2 instead of Level 1.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends and distributions		Repurchases(1)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months August 31, 2009
Class A	$793,170	60,669	$126,496	9,398	$(1,128,382)	(89,607)	$(208,716)	(19,540)
Class B	15,294	1,255	1,266	98	(74,424)	(6,128)	(57,864)	(4,775)
Class C	61,482	4,901	2,165	169	(101,023)	(8,532)	(37,376)	(3,462)
Class F-1	151,368	11,457	12,582	939	(301,146)	(24,342)	(137,196)	(11,946)
Class F-2	139,930	10,304	1,996	148	(21,785)	(1,748)	120,141	8,704
Class 529-A	26,296	2,019	4,608	343	(20,308)	(1,588)	10,596	774
Class 529-B	1,408	119	204	16	(3,116)	(256)	(1,504)	(121)
Class 529-C	8,601	686	393	30	(7,606)	(617)	1,388	99
Class 529-E	1,957	152	205	16	(1,436)	(115)	726	53
Class 529-F-1	1,930	149	230	17	(1,744)	(133)	416	33
Class R-1	5,387	424	165	13	(4,397)	(347)	1,155	90
Class R-2	48,563	3,908	1,183	90	(39,355)	(3,194)	10,391	804
Class R-3	58,262	4,571	3,784	284	(59,975)	(4,668)	2,071	187
Class R-4	54,073	4,210	4,319	322	(38,201)	(3,025)	20,191	1,507
Class R-5	105,455	8,042	9,194	681	(323,099)	(24,501)	(208,450)	(15,778)
Class R-62	263,078	19,978	2,979	221	(235)	(16)	265,822	20,183
Total net increase
(decrease)	$1,736,254	132,844	$171,769	12,785	$(2,126,232)	(168,817)	$(218,209)	(23,188)

Year ended February 28, 2009
Class A	$2,031,710	140,956	$596,800	34,698	$(3,325,626)	(233,947)	$(697,116)	(58,293)
Class B	56,893	4,006	38,002	2,299	(203,079)	(14,362)	(108,184)	(8,057)
Class C	184,522	13,664	55,790	3,401	(400,253)	(28,945)	(159,941)	(11,880)
Class F-1	503,663	35,048	83,010	4,851	(1,051,411)	(72,303)	(464,738)	(32,404)
Class F-23	117,839	9,582	-	-	(14,721)	(1,245)	103,118	8,337
Class 529-A	60,850	4,067	18,352	1,070	(43,463)	(3,017)	35,739	2,120
Class 529-B	6,477	450	3,329	201	(7,032)	(509)	2,774	142
Class 529-C	18,181	1,259	5,766	348	(18,794)	(1,352)	5,153	255
Class 529-E	4,038	281	1,043	61	(2,761)	(192)	2,320	150
Class 529-F-1	4,736	311	749	44	(3,407)	(237)	2,078	118
Class R-1	10,855	723	1,609	96	(10,141)	(705)	2,323	114
Class R-2	100,826	6,952	16,308	977	(107,330)	(7,410)	9,804	519
Class R-3	144,480	9,603	27,641	1,627	(255,728)	(17,046)	(83,607)	(5,816)
Class R-4	130,418	8,744	16,066	938	(232,374)	(14,267)	(85,890)	(4,585)
Class R-5	415,141	26,109	35,408	2,051	(174,905)	(11,887)	275,644	16,273
Total net increase
(decrease)	$3,790,629	261,755	$899,873	52,662	$(5,851,025)	(407,424)	$(1,160,523)	(93,007)

1Includes exchanges between share classes of the fund.
2Class R-6 was offered beginning May 1, 2009.
3Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,594,423,000 and $2,480,117,000, respectively, during the six months ended August 31, 2009.

8. Subsequent events

As of October 13, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income (loss) to average net assets(4)

Class A:	Six months ended 8/31/2009(5)	$10.44	$.05	$4.73	$4.78	$(.16)	$-	$(.16)	$15.06	46.01%	$12,238	.83	%(6)	.83	%(6)	.69	%(6)
	Year ended 2/28/2009	18.41	.16	(7.43)	(7.27)	-	(.70)	(.70)	10.44	(40.97)	8,687	.74		.71		1.03
	Year ended 2/29/2008	20.29	.25	(.77)	(.52)	(.24)	(1.12)	(1.36)	18.41	(3.14)	16,387	.68		.65		1.21
	Year ended 2/28/2007	19.48	.18	1.37	1.55	(.16)	(.58)	(.74)	20.29	8.07	17,341	.68		.65		.91
	Year ended 2/28/2006	18.02	.12	1.82	1.94	(.09)	(.39)	(.48)	19.48	10.87	16,091	.68		.65		.66
	Year ended 2/28/2005	17.50	.06	.63	.69	(.04)	(.13)	(.17)	18.02	3.94	13,350	.69		.68		.36

Class B:	Six months ended 8/31/2009(5)	9.98	- (7)	4.53	4.53	(.03)	-	(.03)	14.48	45.40	655	1.60	(6)	1.60	(6)	(.08	)(6)
	Year ended 2/28/2009	17.75	.04	(7.11)	(7.07)	-	(.70)	(.70)	9.98	(41.38)	499	1.50		1.48		.26
	Year ended 2/29/2008	19.59	.09	(.76)	(.67)	(.05)	(1.12)	(1.17)	17.75	(3.92)	1,031	1.45		1.42		.44
	Year ended 2/28/2007	18.83	.02	1.32	1.34	-	(.58)	(.58)	19.59	7.23	1,163	1.46		1.42		.13
	Year ended 2/28/2006	17.48	(.02)	1.76	1.74	-	(.39)	(.39)	18.83	10.04	1,139	1.47		1.44		(.13)
	Year ended 2/28/2005	17.07	(.07)	.61	.54	-	(.13)	(.13)	17.48	3.13	984	1.48		1.47		(.41)

Class C:	Six months ended 8/31/2009(5)	9.90	- (7)	4.50	4.50	(.03)	-	(.03)	14.37	45.51	1,018	1.58	(6)	1.58	(6)	(.06	)(6)
	Year ended 2/28/2009	17.63	.03	(7.06)	(7.03)	-	(.70)	(.70)	9.90	(41.44)	736	1.52		1.49		.24
	Year ended 2/29/2008	19.46	.08	(.74)	(.66)	(.05)	(1.12)	(1.17)	17.63	(3.93)	1,519	1.50		1.47		.39
	Year ended 2/28/2007	18.72	.01	1.31	1.32	-	(.58)	(.58)	19.46	7.16	1,667	1.51		1.48		.07
	Year ended 2/28/2006	17.39	(.03)	1.75	1.72	-	(.39)	(.39)	18.72	9.98	1,607	1.52		1.49		(.18)
	Year ended 2/28/2005	16.99	(.08)	.61	.53	-	(.13)	(.13)	17.39	3.09	1,262	1.54		1.53		(.47)

Class F-1:	Six months ended 8/31/2009(5)	10.39	.05	4.72	4.77	(.16)	-	(.16)	15.00	46.05	1,376	.77	(6)	.77	(6)	.75	(6)
	Year ended 2/28/2009	18.31	.16	(7.38)	(7.22)	-	(.70)	(.70)	10.39	(40.92)	1,077	.70		.67		1.06
	Year ended 2/29/2008	20.20	.25	(.78)	(.53)	(.24)	(1.12)	(1.36)	18.31	(3.19)	2,492	.68		.65		1.20
	Year ended 2/28/2007	19.40	.18	1.36	1.54	(.16)	(.58)	(.74)	20.20	8.06	2,506	.68		.65		.90
	Year ended 2/28/2006	17.94	.12	1.82	1.94	(.09)	(.39)	(.48)	19.40	10.90	2,132	.71		.68		.63
	Year ended 2/28/2005	17.41	.06	.62	.68	(.02)	(.13)	(.15)	17.94	3.88	1,513	.76		.75		.31

Class F-2:	Six months ended 8/31/2009(5)	10.46	.06	4.75	4.81	(.18)	-	(.18)	15.09	46.19	257	.55	(6)	.55	(6)	.92	(6)
	Period from 8/1/2008 to 2/28/2009	16.52	.10	(6.16)	(6.06)	-	-	-	10.46	(36.68)	87	.50	(6)	.48	(6)	1.50	(6)

Class 529-A:	Six months ended 8/31/2009(5)	10.41	.04	4.73	4.77	(.17)	-	(.17)	15.01	45.96	425	.88	(6)	.88	(6)	.64	(6)
	Year ended 2/28/2009	18.36	.15	(7.40)	(7.25)	-	(.70)	(.70)	10.41	(40.97)	287	.79		.76		.98
	Year ended 2/29/2008	20.25	.23	(.78)	(.55)	(.22)	(1.12)	(1.34)	18.36	(3.26)	467	.76		.73		1.12
	Year ended 2/28/2007	19.45	.17	1.36	1.53	(.15)	(.58)	(.73)	20.25	7.99	432	.74		.71		.84
	Year ended 2/28/2006	17.99	.11	1.82	1.93	(.08)	(.39)	(.47)	19.45	10.85	339	.75		.72		.60
	Year ended 2/28/2005	17.46	.06	.62	.68	(.02)	(.13)	(.15)	17.99	3.86	224	.77		.76		.31

Class 529-B:	Six months ended 8/31/2009(5)	10.00	(.01)	4.54	4.53	(.04)	-	(.04)	14.49	45.38	68	1.69	(6)	1.69	(6)	(.17	)(6)
	Year ended 2/28/2009	17.81	.02	(7.13)	(7.11)	-	(.70)	(.70)	10.00	(41.47)	48	1.60		1.57		.17
	Year ended 2/29/2008	19.65	.06	(.74)	(.68)	(.04)	(1.12)	(1.16)	17.81	(3.99)	84	1.57		1.54		.31
	Year ended 2/28/2007	18.91	- (7)	1.32	1.32	-	(.58)	(.58)	19.65	7.09	84	1.57		1.54		.01
	Year ended 2/28/2006	17.58	(.05)	1.77	1.72	-	(.39)	(.39)	18.91	9.87	73	1.61		1.58		(.27)
	Year ended 2/28/2005	17.20	(.10)	.61	.51	-	(.13)	(.13)	17.58	2.94	56	1.66		1.65		(.59)

Class 529-C:	Six months ended 8/31/2009(5)	10.00	(.01)	4.56	4.55	(.05)	-	(.05)	14.50	45.38	122	1.68	(6)	1.68	(6)	(.16	)(6)
	Year ended 2/28/2009	17.82	.03	(7.15)	(7.12)	-	(.70)	(.70)	10.00	(41.44)	83	1.59		1.57		.17
	Year ended 2/29/2008	19.67	.06	(.74)	(.68)	(.05)	(1.12)	(1.17)	17.82	(4.00)	144	1.57		1.54		.31
	Year ended 2/28/2007	18.93	- (7)	1.32	1.32	-	(.58)	(.58)	19.67	7.08	136	1.56		1.53		.02
	Year ended 2/28/2006	17.59	(.05)	1.78	1.73	-	(.39)	(.39)	18.93	9.92	110	1.59		1.56		(.25)
	Year ended 2/28/2005	17.21	(.10)	.61	.51	-	(.13)	(.13)	17.59	2.93	76	1.65		1.64		(.58)

Class 529-E:	Six months ended 8/31/2009(5)	$10.28	$.02	$4.68	$4.70	$(.13)	$-	$(.13)	$14.85	45.82%	$25	1.17	%(6)	1.17	%(6)	.35	%(6)
	Year ended 2/28/2009	18.20	.10	(7.32)	(7.22)	-	(.70)	(.70)	10.28	(41.17)	17	1.09		1.06		.69
	Year ended 2/29/2008	20.07	.17	(.76)	(.59)	(.16)	(1.12)	(1.28)	18.20	(3.50)	27	1.06		1.03		.82
	Year ended 2/28/2007	19.28	.10	1.35	1.45	(.08)	(.58)	(.66)	20.07	7.66	25	1.05		1.02		.54
	Year ended 2/28/2006	17.85	.05	1.80	1.85	(.03)	(.39)	(.42)	19.28	10.46	20	1.08		1.05		.27
	Year ended 2/28/2005	17.37	(.01)	.62	.61	-	(.13)	(.13)	17.85	3.48	14	1.13		1.12		(.05)

Class 529-F-1:	Six months ended 8/31/2009(5)	10.43	.06	4.73	4.79	(.20)	-	(.20)	15.02	46.11	17	.67	(6)	.67	(6)	.85	(6)
	Year ended 2/28/2009	18.36	.18	(7.41)	(7.23)	-	(.70)	(.70)	10.43	(40.86)	12	.59		.56		1.18
	Year ended 2/29/2008	20.26	.27	(.77)	(.50)	(.28)	(1.12)	(1.40)	18.36	(3.07)	18	.56		.53		1.30
	Year ended 2/28/2007	19.46	.20	1.37	1.57	(.19)	(.58)	(.77)	20.26	8.20	14	.55		.52		1.04
	Year ended 2/28/2006	17.99	.14	1.82	1.96	(.10)	(.39)	(.49)	19.46	10.99	10	.62		.59		.73
	Year ended 2/28/2005	17.46	.04	.62	.66	-	(.13)	(.13)	17.99	3.75	6	.88		.87		.20

Class R-1:	Six months ended 8/31/2009(5)	10.09	- (7)	4.59	4.59	(.07)	-	(.07)	14.61	45.40	36	1.56	(6)	1.56	(6)	(.04	)(6)
	Year ended 2/28/2009	17.95	.04	(7.20)	(7.16)	-	(.70)	(.70)	10.09	(41.36)	24	1.48		1.45		.29
	Year ended 2/29/2008	19.80	.08	(.76)	(.68)	(.05)	(1.12)	(1.17)	17.95	(3.93)	40	1.50		1.47		.39
	Year ended 2/28/2007	19.04	.02	1.32	1.34	-	(.58)	(.58)	19.80	7.14	43	1.50		1.47		.09
	Year ended 2/28/2006	17.69	(.03)	1.77	1.74	-	(.39)	(.39)	19.04	9.92	35	1.55		1.51		(.19)
	Year ended 2/28/2005	17.28	(.08)	.62	.54	-	(.13)	(.13)	17.69	3.09	23	1.57		1.54		(.47)

Class R-2:	Six months ended 8/31/2009(5)	10.08	(.01)	4.58	4.57	(.05)	-	(.05)	14.60	45.38	357	1.66	(6)	1.66	(6)	(.15	)(6)
	Year ended 2/28/2009	17.94	.03	(7.19)	(7.16)	-	(.70)	(.70)	10.08	(41.44)	238	1.59		1.57		.17
	Year ended 2/29/2008	19.79	.08	(.76)	(.68)	(.05)	(1.12)	(1.17)	17.94	(3.95)	415	1.53		1.47		.38
	Year ended 2/28/2007	19.03	.02	1.32	1.34	-	(.58)	(.58)	19.79	7.15	427	1.59		1.46		.09
	Year ended 2/28/2006	17.66	(.03)	1.79	1.76	-	(.39)	(.39)	19.03	10.05	358	1.66		1.48		(.17)
	Year ended 2/28/2005	17.26	(.07)	.60	.53	-	(.13)	(.13)	17.66	3.04	245	1.73		1.51		(.43)

Class R-3:	Six months ended 8/31/2009(5)	10.29	.03	4.67	4.70	(.11)	-	(.11)	14.88	45.81	508	1.11	(6)	1.11	(6)	.41	(6)
	Year ended 2/28/2009	18.21	.11	(7.33)	(7.22)	-	(.70)	(.70)	10.29	(41.15)	349	1.05		1.02		.70
	Year ended 2/29/2008	20.08	.18	(.78)	(.60)	(.15)	(1.12)	(1.27)	18.21	(3.51)	724	1.04		1.01		.85
	Year ended 2/28/2007	19.28	.11	1.35	1.46	(.08)	(.58)	(.66)	20.08	7.68	747	1.04		1.01		.55
	Year ended 2/28/2006	17.86	.05	1.80	1.85	(.04)	(.39)	(.43)	19.28	10.45	662	1.06		1.02		.29
	Year ended 2/28/2005	17.37	- (7)	.62	.62	-	(.13)	(.13)	17.86	3.54	421	1.08		1.07		.01

Class R-4:	Six months ended 8/31/2009(5)	10.40	.05	4.71	4.76	(.17)	-	(.17)	14.99	46.00	386	.79	(6)	.79	(6)	.73	(6)
	Year ended 2/28/2009	18.33	.16	(7.39)	(7.23)	-	(.70)	(.70)	10.40	(40.93)	252	.73		.70		1.04
	Year ended 2/29/2008	20.22	.24	(.78)	(.54)	(.23)	(1.12)	(1.35)	18.33	(3.22)	528	.73		.70		1.16
	Year ended 2/28/2007	19.42	.17	1.35	1.52	(.14)	(.58)	(.72)	20.22	7.97	555	.73		.70		.85
	Year ended 2/28/2006	17.99	.11	1.81	1.92	(.10)	(.39)	(.49)	19.42	10.79	405	.75		.71		.61
	Year ended 2/28/2005	17.45	.06	.62	.68	(.01)	(.13)	(.14)	17.99	3.85	168	.76		.75		.35

Class R-5:	Six months ended 8/31/2009(5)	10.50	.07	4.76	4.83	(.21)	-	(.21)	15.12	46.27	652	.48	(6)	.48	(6)	1.03	(6)
	Year ended 2/28/2009	18.45	.20	(7.45)	(7.25)	-	(.70)	(.70)	10.50	(40.77)	619	.43		.40		1.35
	Year ended 2/29/2008	20.35	.30	(.77)	(.47)	(.31)	(1.12)	(1.43)	18.45	(2.93)	787	.43		.40		1.43
	Year ended 2/28/2007	19.55	.23	1.36	1.59	(.21)	(.58)	(.79)	20.35	8.29	514	.43		.40		1.15
	Year ended 2/28/2006	18.07	.17	1.83	2.00	(.13)	(.39)	(.52)	19.55	11.19	359	.44		.41		.90
	Year ended 2/28/2005	17.54	.11	.63	.74	(.08)	(.13)	(.21)	18.07	4.20	274	.45		.44		.62

Class R-6:	Period from 5/1/2009 to 8/31/2009(5)	13.04	.05	2.16	2.21	(.16)	-	(.16)	15.09	17.13	305	.15		.15		.37

	Six months ended August 31,	Year ended February 28 or 29
	2009(5)	2009	2008	2007	2006	2005

Portfolio turnover rate for all classes of shares	17%	37%	29%	20%	20%	16%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.
(7)Amount less than $.01.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009, through August 31, 2009).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2009	Ending account value 8/31/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,460.10	$5.15	.83%
Class A -- assumed 5% return	1,000.00	1,021.02	4.23	.83
Class B -- actual return	1,000.00	1,454.02	9.90	1.60
Class B -- assumed 5% return	1,000.00	1,017.14	8.13	1.60
Class C -- actual return	1,000.00	1,455.12	9.78	1.58
Class C -- assumed 5% return	1,000.00	1,017.24	8.03	1.58
Class F-1 -- actual return	1,000.00	1,460.54	4.78	.77
Class F-1 -- assumed 5% return	1,000.00	1,021.32	3.92	.77
Class F-2 -- actual return	1,000.00	1,461.89	3.41	.55
Class F-2 -- assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 529-A -- actual return	1,000.00	1,459.60	5.46	.88
Class 529-A -- assumed 5% return	1,000.00	1,020.77	4.48	.88
Class 529-B -- actual return	1,000.00	1,453.77	10.45	1.69
Class 529-B -- assumed 5% return	1,000.00	1,016.69	8.59	1.69
Class 529-C -- actual return	1,000.00	1,453.80	10.39	1.68
Class 529-C -- assumed 5% return	1,000.00	1,016.74	8.54	1.68
Class 529-E -- actual return	1,000.00	1,458.17	7.25	1.17
Class 529-E -- assumed 5% return	1,000.00	1,019.31	5.96	1.17
Class 529-F-1 -- actual return	1,000.00	1,461.09	4.16	.67
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.83	3.41	.67
Class R-1 -- actual return	1,000.00	1,454.05	9.65	1.56
Class R-1 -- assumed 5% return	1,000.00	1,017.34	7.93	1.56
Class R-2 -- actual return	1,000.00	1,453.82	10.27	1.66
Class R-2 -- assumed 5% return	1,000.00	1,016.84	8.44	1.66
Class R-3 -- actual return	1,000.00	1,458.09	6.88	1.11
Class R-3 -- assumed 5% return	1,000.00	1,019.61	5.65	1.11
Class R-4 -- actual return	1,000.00	1,460.03	4.90	.79
Class R-4 -- assumed 5% return	1,000.00	1,021.22	4.02	.79
Class R-5 -- actual return	1,000.00	1,462.69	2.98	.48
Class R-5 -- assumed 5% return	1,000.00	1,022.79	2.45	.48
Class R-6 -- actual return †	1,000.00	1,171.30	1.67	.46
Class R-6 -- assumed 5% return †	1,000.00	1,022.89	2.35	.46

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365  (to reflect the one-half year period).
† The period for the “annualized expense ratio” and “actual return” line is based on the number of days from May 1, 2009 (the initial sale of the share class), through August 31, 2009, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 184 days.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			Life
September 30, 2009 (the most recent calendar quarter-end):	1 year	5 years	of class

Class B shares1 — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	–4.31%	0.88%	1.15%
Not reflecting CDSC	0.69	1.23	1.15

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–0.35	1.18	1.31
Not reflecting CDSC	0.65	1.18	1.31

Class F-1 shares2 — first sold 3/16/01
Not reflecting annual asset-based fee charged
by sponsoring firm	1.49	2.00	2.31

Class F-2 shares2 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	1.73	—	–3.50

Class 529-A shares3 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–4.48	0.73	1.89
Not reflecting maximum sales charge	1.36	1.93	2.68

Class 529-B shares1,3 — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–4.47	0.74	2.04
Not reflecting CDSC	0.53	1.09	2.04

Class 529-C shares3 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–0.44	1.10	2.06
Not reflecting CDSC	0.56	1.10	2.06

Class 529-E shares2,3 — first sold 3/7/02	1.07	1.63	1.85

Class 529-F-1 shares2,3 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	1.59	2.10	5.72

1These shares are no longer available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.
3Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 22 to 28 for details.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2010. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing long-term growth of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related meetings. In addition to the information reviewed by the board and the committee, this report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2009, portfolio of AMCAP Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

AMCAP Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of AMCAP Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•  Growth funds
> AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•  Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•  Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•  Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•  Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•  Money market fund
American Funds Money Market Fund SM

•  American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-902-1009P

Litho in USA AGD/B/8078-S20691

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

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AMCAP Fund
Investment portfolio

August 31, 2009
unaudited

Common stocks — 92.89%	Shares	Value (000)

INFORMATION TECHNOLOGY — 27.51%
Microsoft Corp.	20,295,000	$500,272
Oracle Corp.	17,920,000	391,910
Accenture Ltd, Class A	10,060,000	331,980
Yahoo! Inc.[1]	21,395,000	312,581
SAP AG2	5,163,300	252,375
Cisco Systems, Inc.[1]	11,669,300	252,057
Google Inc., Class A1	527,300	243,439
Hewlett-Packard Co.	5,400,000	242,406
Corning Inc.	15,260,000	230,121
Apple Inc.[1]	1,250,000	210,262
Automatic Data Processing, Inc.	4,100,000	157,235
MasterCard Inc., Class A	725,000	146,907
Intel Corp.	7,000,000	142,240
Logitech International SA1	7,581,556	138,591
Global Payments Inc.	3,105,400	131,793
NVIDIA Corp.[1]	7,400,000	107,448
McAfee, Inc.[1]	2,600,000	103,428
eBay Inc.[1]	4,550,000	100,737
Intuit Inc.[1]	3,600,000	99,972
Trimble Navigation Ltd.[1]	3,800,000	96,748
QUALCOMM Inc.	1,900,000	88,198
Maxim Integrated Products, Inc.	4,645,000	87,233
Texas Instruments Inc.	3,460,000	85,081
Autodesk, Inc.[1]	3,460,000	81,068
KLA-Tencor Corp.	2,185,000	68,172
Xilinx, Inc.	2,800,000	62,272
EMC Corp.[1]	3,700,000	58,830
Visa Inc., Class A	800,000	56,880
Paychex, Inc.	1,975,000	55,873
Intersil Corp., Class A	3,191,908	47,240
Verifone Holdings, Inc.[1]	4,000,000	46,160
Linear Technology Corp.	1,500,000	39,855
Applied Materials, Inc.	2,700,000	35,586
Delta Electronics, Inc.[2]	12,562,830	33,526
HTC Corp.[2]	3,150,000	31,592
Cadence Design Systems, Inc.[1]	796,400	4,993
		5,075,061

CONSUMER DISCRETIONARY — 16.27%
Omnicom Group Inc.	7,951,000	288,780
Target Corp.	5,795,600	272,393
Johnson Controls, Inc.	10,621,700	263,099
Lowe’s Companies, Inc.	10,999,700	236,494
YUM! Brands, Inc.	5,976,000	204,678
Best Buy Co., Inc.	5,400,000	195,912
Time Warner Inc.	6,300,000	175,833
O’Reilly Automotive, Inc.[1]	3,819,800	146,222
Staples, Inc.	6,565,000	141,870
Carnival Corp., units	4,725,200	138,212
Harman International Industries, Inc.[3]	4,075,900	122,236
Harley-Davidson, Inc.	4,181,900	100,282
Bed Bath & Beyond Inc.[1]	2,700,000	98,496
Tractor Supply Co.[1,3]	2,025,000	95,296
Expedia, Inc.[1]	3,600,000	82,980
Scripps Networks Interactive, Inc., Class A	2,429,145	78,875
Time Warner Cable Inc.[1]	2,095,613	77,370
Comcast Corp., Class A, special nonvoting shares	5,280,000	77,035
News Corp., Class A	5,000,000	53,600
Texas Roadhouse, Inc., Class A1	4,195,000	42,747
Williams-Sonoma, Inc.	1,900,000	36,347
Rightmove PLC[2]	2,750,000	23,982
Life Time Fitness, Inc.[1]	650,000	20,228
P.F. Chang’s China Bistro, Inc.[1]	500,000	15,955
Timberland Co., Class A1	905,000	11,729
		3,000,651

HEALTH CARE — 11.91%
Medtronic, Inc.	10,030,000	384,149
McKesson Corp.	4,600,000	261,556
WellPoint, Inc.[1]	4,000,000	211,400
Aetna Inc.	6,313,700	179,940
Hologic, Inc.[1]	9,370,000	154,137
Roche Holding AG2	865,000	137,798
UnitedHealth Group Inc.	4,495,284	125,868
Medco Health Solutions, Inc.[1]	2,000,000	110,440
Schering-Plough Corp.	3,350,000	94,403
Abbott Laboratories	1,850,000	83,675
Becton, Dickinson and Co.	1,200,000	83,544
Beckman Coulter, Inc.	901,500	61,050
ResMed Inc[1]	1,240,000	56,928
Myriad Genetics, Inc.[1]	1,500,000	45,855
Allergan, Inc.	780,000	43,618
Johnson & Johnson	500,000	30,220
Boston Scientific Corp.[1]	2,547,890	29,938
Cochlear Ltd.[2]	600,000	28,421
Amgen Inc.[1]	377,700	22,564
Inverness Medical Innovations, Inc.[1]	462,000	16,447
Integra LifeSciences Holdings Corp.[1]	442,000	14,935
Millipore Corp.[1]	196,500	13,014
Haemonetics Corp.[1]	136,000	7,159
		2,197,059

INDUSTRIALS — 11.77%
Precision Castparts Corp.	3,921,621	357,966
General Dynamics Corp.	4,365,000	258,364
Robert Half International Inc.	7,359,000	193,468
Manpower Inc.	3,506,000	181,260
United Technologies Corp.	2,850,000	169,176
United Parcel Service, Inc., Class B	2,820,000	150,757
CSX Corp.	3,242,115	137,790
Union Pacific Corp.	2,303,300	137,760
General Electric Co.	9,104,300	126,550
Burlington Northern Santa Fe Corp.	830,200	68,923
MITIE Group PLC[2]	16,331,000	68,779
MSC Industrial Direct Co., Inc., Class A	1,660,000	65,587
Southwest Airlines Co.	7,385,000	60,409
Rockwell Collins, Inc.	1,200,000	55,248
FedEx Corp.	790,000	54,281
Cintas Corp.	1,180,000	32,379
Avery Dennison Corp.	1,000,000	30,900
Mine Safety Appliances Co.	810,000	21,651
		2,171,248

FINANCIALS — 7.40%
Capital One Financial Corp.	7,251,200	270,397
American Express Co.	7,500,000	253,650
Bank of New York Mellon Corp.	7,136,000	211,297
JPMorgan Chase & Co.	3,700,000	160,802
State Street Corp.	2,352,200	123,444
Wells Fargo & Co.	4,135,000	113,795
Arthur J. Gallagher & Co.	3,525,000	83,789
M&T Bank Corp.	1,124,230	69,432
Portfolio Recovery Associates, Inc.[1,3]	993,000	43,613
PNC Financial Services Group, Inc.	795,000	33,859
		1,364,078

ENERGY — 6.63%
Schlumberger Ltd.	5,740,000	322,588
FMC Technologies, Inc.[1]	3,420,000	163,134
EOG Resources, Inc.	1,472,900	106,049
Smith International, Inc.	3,750,000	103,387
Apache Corp.	1,100,000	93,445
Baker Hughes Inc.	2,275,000	78,374
Chevron Corp.	1,100,000	76,934
Hess Corp.	1,413,000	71,483
Marathon Oil Corp.	2,240,000	69,149
ConocoPhillips	1,363,000	61,376
Murphy Oil Corp.	700,000	39,900
Devon Energy Corp.	600,000	36,828
		1,222,647

CONSUMER STAPLES — 5.68%
PepsiCo, Inc.	3,042,481	172,418
Walgreen Co.	4,700,000	159,236
L’Oréal SA2	1,450,000	143,079
Avon Products, Inc.	4,262,883	135,858
CVS/Caremark Corp.	3,541,521	132,878
Philip Morris International Inc.	2,500,000	114,275
Wal-Mart Stores, Inc.	1,200,000	61,044
Bare Escentuals, Inc.[1,3]	5,735,000	53,221
Whole Foods Market, Inc.[1]	1,500,000	43,620
Altria Group, Inc.	1,750,000	31,990
		1,047,619

MATERIALS — 2.02%
Barrick Gold Corp.	2,800,000	97,160
Monsanto Co.	1,056,003	88,578
Vulcan Materials Co.	1,450,000	72,558
AptarGroup, Inc.	2,100,000	72,198
Potash Corp. of Saskatchewan Inc.	300,000	26,553
AK Steel Holding Corp.	784,400	15,939
		372,986

TELECOMMUNICATION SERVICES — 0.56%
Telephone and Data Systems, Inc., special common shares	1,883,600	47,712
Telephone and Data Systems, Inc.	1,057,300	27,881
United States Cellular Corp.[1]	734,300	26,809
		102,402

MISCELLANEOUS — 3.14%
Other common stocks in initial period of acquisition		579,831

Total common stocks (cost: $15,380,861,000)		17,133,582

Convertible securities — 0.00%

MISCELLANEOUS — 0.00%
Other convertible securities in initial period of acquisition		583

Total convertible securities (cost: $230,000)		583

	Principal amount
Short-term securities — 7.41%	(000)

Freddie Mac 0.20%–0.70% due 9/14/2009–5/17/2010	$433,000	432,815
U.S. Treasury Bills 0.161%–0.39% due 9/15/2009–2/4/2010	321,100	321,027
Federal Home Loan Bank 0.145%–0.56% due 9/2–11/25/2009	243,553	243,506
Pfizer Inc 0.26%–0.35% due 9/10–12/8/2009[4]	66,300	66,267
Fannie Mae 0.22% due 10/26/2009	49,100	49,088
Merck & Co. Inc. 0.17% due 9/18/2009	35,000	34,997
Eli Lilly and Co. 0.17% due 9/1/2009[4]	32,700	32,700
General Electric Capital Corp. 0.20% due 10/9/2009	31,800	31,793
Federal Farm Credit Banks 0.21% due 1/27/2010	25,000	24,973
Abbott Laboratories 0.20% due 11/9/2009[4]	23,500	23,488
NetJets Inc. 0.21% due 10/1/2009[4]	20,255	20,249
Bank of America Corp. 0.20% due 9/1/2009	20,000	20,000
Yale University 0.28% due 12/1/2009	20,000	19,983
Coca-Cola Co. 0.25% due 9/2/2009[4]	18,500	18,500
Procter & Gamble International Funding S.C.A. 0.22% due 11/3/2009[4]	16,100	16,092
E.I. duPont de Nemours and Co. 0.15% due 9/29/2009[4]	11,200	11,199

Total short-term securities (cost: $1,366,560,000)		1,366,677

Total investment securities (cost: $16,747,651,000)		18,500,842
Other assets less liabilities		(56,068)

Net assets		$18,444,774

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $779,800,000, which represented 4.23% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $188,495,000, which represented 1.02% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-902-1009O-S21455

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND, INC.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: October 30, 2009

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: October 30, 2009